SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Costs Incurred in Exploration, Property Acquisitions and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property acquisitions:
Proved	$ 3,409	$ 1,307	$ 45,484
Unproved	0	0	0
Exploration costs	0	0	0
Development	28,955	0	800
Costs incurred	$ 32,364	$ 1,307	$ 46,284